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FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:			Bush O'Donnell Investment Advisors, Inc.
Address:		101 S. Hanley Rd., Suite 1260
			St. Louis, MO 63105
13F File Number:	028-05533

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:		Mark J. Reed
Title:		Managing Director
Phone:		314-727-4555

Signature, Place, and Date of Signing:

Mark J. Reed
St. Louis, Missouri
May 14,2012

Report Type (check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION PAGE

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FORM 13F SUMMARY PAGE

Report summary:

List of Other Included Managers:  0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: $177,265,921
List of Other Included Managers:

NONE

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
Form 13F Information Table
			Value	Shares/	Sh/	Put/	Investment	Other	            Voting Authority
Name of Issuer	Title of Class	Cusip	(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole	Shared	None
3M CO			COM	88579Y101	7935	SH	88948		SOLE				94538
ALLIANCE RESOURCE PTN	LP	01877R108	516	SH	8579		SOLE				8579
ARCHER DANIELS MIDLAND	COM	039483102	7358	SH	232395		SOLE				232395
AMERICAN EXPRESS CO	COM	025816109	9780	SH	169026		SOLE				169026
ATHENAHEALTH, INC	COM	04685W103	809	SH	10918		NONE						10918
BERKSHIRE HATHAWAY CL A	COM	084670108	6705	SH	55		SOLE				55
BERKSHIRE HATHAWAY CL B	COM	084670207	3557	SH	43828		SOLE				43828
BUCKEYE PARTNERS	LP	118230101	457	SH	7468		SOLE				7468
BOARDWALK PIPELINE PTN	LP	096627104	613	SH	23165		SOLE				23165
CLEARBRIDGE MLP FUND	COM	184692101	992	SH	42050		SOLE				42050
COLGATE PALMOLIVE CO	COM	194162103	12486	SH	127692		SOLE				127692
CHESAPEAKE MIDSTREAM PT	LP	16524K108	426	SH	14320		SOLE				14320
COPANO ENERGY LLC	LP	217202100	718	SH	20119		SOLE				20119
DOLLAR TREE INC.	COM	256746108	283	SH	3000		SOLE				3000
EMERSON 		COM	291011104	8131	SH	155828		SOLE				155828
ENBRIDGE ENERGY PTN	LP	29250R106	545	SH	17600		SOLE				17600
ENERGY TRANSFER EQUITY	GP	29273V100	439	SH	10903		SOLE				10903
ENERGY TRANSFER PTN	LP	29273R109	446	SH	9510		SOLE				9510
ENTERPRISE PRODUCTS PTN	LP	293792107	1742	SH	34508		SOLE				34508
EXPRESS SCRIPTS		COM	302182100	15330	SH	282941		SOLE				282941
EXXON MOBIL CORP	COM	30231G102	2013	SH	23214		SOLE				23214
EV ENERGY PTN		LP	26926V107	274	SH	3934		SOLE				3634
FEDEX CORP		COM	31428x106	7364	SH	80080		SOLE				80080
HOME DEPOT CO		COM	437076102	9185	SH	182573		SOLE				182573
INERGY			LP	456615103	368	SH	22458		SOLE				22458
JOHNSON & JOHNSON CO.	COM	478160104	9274	SH	140599		SOLE				140599
KINDER MORGAN ENERGY PT	LP	494550106	504	SH	6087		SOLE				6087
LINN ENERGY LLC		LLC	536020100	716	SH	18778		SOLE				18778
MAGELLAN MIDSTREAM PTN	LP	559080106	722	SH	9977		SOLE				9977
MARKWEST ENERGY PTN	LP	570759100	264	SH	4509		SOLE				4509
MERCK & CO INC		COM	589331107	1145	SH	29815		SOLE				29815
MICROSOFT CORP		COM	594918104	250	SH	7747		SOLE				7747
MOODY'S CORP		COM	615369108	388	SH	9220		SOLE				9220
NORTHERN TRUST		COM	665859104	5424	SH	114318		SOLE				114318
NUSTAR GRP HOLDINGS	LP	67059L102	550	SH	15889		SOLE				15889
ONEOK PTN		LP	68268N103	818	SH	14960		SOLE				14960
PEPSICO INC		COM	713448108	9828	SH	148119		SOLE				148119
PLAINS ALL-AMERICAN	LP	726503105	847	SH	10791		SOLE				10791
PROCTOR & GAMBLE CO.	COM	742718109	9904	SH	147360		SOLE				147360
SUBURBAN PROPANE PTN	LP	864482104	326	SH	7583		SOLE				7583
TEEKAY LNG PTN		LP	Y8564M105	762	SH	19470		SOLE				19470
UNITED PARCEL SERV B	COM	911312106	404	SH	5000		SOLE				5000
UNITED TECH CORP	COM	913017109	9307	SH	112216		SOLE				112216
WALGREEN CO		COM	931422109	8172	SH	244004		SOLE				244004
WAL MART STORES		COM	931142103	10959	SH	179067		SOLE				179067
WELLPOINT HEALTH NTWKS	COM	94973H108	1286	SH	17427		NONE				17427
WESTERN UNION CO	COM	959802109	6674	SH	379218		SOLE				379218
